Unaudited Interim Condensed Consolidated Statements of Cash Flows for the Three Months Ended March 31, 2018 and 2019 - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating activities:
Net loss	$ (7,827)	$ (14,081)
Adjustments to reconcile net loss to net cash from operating activities:
Share-based compensation	371	4,201
Depreciation expenses	23	12
Changes in operating assets and liabilities:
Advances to suppliers	143	61
Government grants		(307)
Due from related parties	100
Prepaid expenses and other current assets	123	(20)
Operating lease right-of-use assets	134
Other noncurrent assets	(60)	(122)
Accounts payable	(620)	1,010
Accrued expenses	2,377	305
Operating lease liabilities	(56)
Other current liabilities	232	2
Net cash used in operating activities	(5,060)	(8,939)
Investing activities:
Acquisitions of property and equipment	(4)	(13)
Net cash used in investing activities	(4)	(13)
Financing activities:
Proceeds from loans	2,986
Loans from related parties	350
Net cash provided by financing activities	3,336
Effect of foreign exchange rate changes, net	(200)	(179)
Net decrease in cash	(1,928)	(9,131)
Cash at beginning of period	3,889	27,481
Cash at end of period	$ 1,961	$ 18,350